Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000232916 | Taiwan Semiconductor Manufacturing9254015
Holdings [Line Items]
Percent of Total Investments	10.70%
C000232916 | Tencent Holdings9253653
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232916 | MediaTek9253997
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232916 | Samsung Electronics9253874
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232916 | SK hynix9253882
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232916 | NetEase9253626
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232916 | Kia9253848
Holdings [Line Items]
Percent of Total Investments	1.60%
C000232916 | Agricultural Bank of China9253489
Holdings [Line Items]
Percent of Total Investments	1.50%
C000232916 | HCL Technologies9253747
Holdings [Line Items]
Percent of Total Investments	1.30%
C000232916 | Alibaba Group Holding9253491
Holdings [Line Items]
Percent of Total Investments	1.20%
C000232916 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232916 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232916 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000232916 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000232916 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232916 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232916 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232916 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232916 | India
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000232916 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000232916 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000232916 | China
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000232917 | Apple9253284
Holdings [Line Items]
Percent of Total Investments	8.60%
C000232917 | NVIDIA9253432
Holdings [Line Items]
Percent of Total Investments	6.20%
C000232917 | Microsoft9253419
Holdings [Line Items]
Percent of Total Investments	3.90%
C000232917 | Amazon.com9253278
Holdings [Line Items]
Percent of Total Investments	3.00%
C000232917 | Meta Platforms9253413
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232917 | KLA9253394
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232917 | Lam Research9253400
Holdings [Line Items]
Percent of Total Investments	2.70%
C000232917 | Gilead Sciences9253377
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232917 | Alphabet9253271
Holdings [Line Items]
Percent of Total Investments	2.60%
C000232917 | Alphabet9253269
Holdings [Line Items]
Percent of Total Investments	2.50%
C000232917 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000232917 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000232917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000232917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000232917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000232917 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000232917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000232917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000232917 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000248857 | Mitsubishi UFJ Financial Group9253446
Holdings [Line Items]
Percent of Total Investments	5.90%
C000248857 | Fujikura9253418
Holdings [Line Items]
Percent of Total Investments	5.50%
C000248857 | Food & Life9253415
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248857 | Toyota Motor9253482
Holdings [Line Items]
Percent of Total Investments	4.80%
C000248857 | Resonac Holdings9253460
Holdings [Line Items]
Percent of Total Investments	4.70%
C000248857 | Toyota Tsusho9253485
Holdings [Line Items]
Percent of Total Investments	4.20%
C000248857 | Asics9253396
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248857 | Fast Retailing9253412
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248857 | Ryohin Keikaku9253466
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | Kawasaki Heavy Industries9253431
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248857 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000248857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000248857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000248857 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000248857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000248857 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%